RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED-PARTY TRANSACTIONS [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE E - RELATED-PARTY TRANSACTIONS

Related Parties Payable Stockholder

China Technology Global Corporation, a company indirectly owned by DiChain Holdings Limited, and China Merchants DiChain (Asia) Limited ("China Merchants DiChain") have advanced $205,708 and $197,128 to the Company, respectively, since October 1, 2003. These advances have been made on an interest-free basis, with no fixed term or repayment date. DiChain Holdings Limited and DC Capital Management, Inc., companies sharing mutual ownership with the Company, have advanced $26,790 and $45,000 to the Company, respectively, since January 1, 2005. These advances have been made on an interest-free basis, with no fixed term or repayment date. Farsight Holdings Limited, an affiliate of the Company, has advanced $46,000 since January 1, 2006. These advances have been made on an interest-free basis, with no fixed term or repayment date. No balance is due as of December 31, 2011.

On August 16, 2007 the company issued 7,437,514 common shares (pre-split) as payment for the above related company payables. The stock was issued at the most recent stock sale of $.07 per share for a total value of $520,626.

Farsight Holdings Limited, an affiliate of the Company, has advanced $36,867 since January 1, 2007. These advances have been made on an interest-free basis, with no fixed term or repayment date.  The balance as of December 31, 2011 is $36,867.

Share of Business Offices

The Company shares the offices of Farsight Holdings, Ltd. and is allocated HK$11,700 per month (US$ 1,500) as its pro rata share of the cost of the facility. There is no written agreement regarding this office sharing arrangement.